Schedule of Future Minimum Capitalized Software Costs Payments (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Capitalized Software Development Cost
2026 (remainder of the year)	$ 12,595
2027	50,381
2028	50,381
2029	50,381
2030	50,381
2031	33,587
Total	$ 247,706